INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of December 31, 2022 and 2023.

	December 31, 2022
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,109	(9,833)	-	6,276	7.0
Telecommunication business operation licenses	2,882	(2,787)	-	95	4.0
Technology	14,865	(2,608)	(10,474)	1,783	7.2
Non-compete arrangements	805	(254)	(545)	6	3.8
Customer relationship	15,000	(2,625)	(5,586)	6,789	10.0
Trademark	8,472	(1,381)	(5,106)	1,985	8.9
Order backlogs	8,660	(2,223)	(6,437)	-	4.0
Total	66,793	(21,711)	(28,148)	16,934

	December 31, 2023
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,860	(11,627)	-	5,233	7.2
Telecommunication business operation licenses	2,882	(2,819)	-	63	4.0
Technology	14,865	(3,027)	(10,474)	1,364	7.2
Non-compete arrangements	805	(260)	(545)	-	3.8
Customer relationship	15,000	(3,448)	(5,586)	5,966	10.0
Trademark	8,472	(1,698)	(5,106)	1,668	8.9
Order backlogs	8,660	(2,223)	(6,437)	-	7.2
Total	67,544	(25,102)	(28,148)	14,294

Amortization expenses for intangible assets were RMB4,997, RMB8,589 and RMB3,392 for the years ended December 31, 2021, 2022 and 2023, respectively.

The estimated amortization expense for the next five years is as follows:

RMB
2024	3,085
2025	2,456
2026	2,323
2027	1,995
2028	1,727
Then thereafter	2,708